Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 116.2	$ 84.1
Restricted cash	11.0	25.3
Current portion of long-term debt	218.1	166.7
Long-term portion of floating rate debt	1,993.2	1,581.2
Related party debt	254.3	728.4
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	116.2	84.1
Restricted cash	11.0	25.3
Current portion of long-term debt	218.1	166.7
Long-term portion of floating rate debt	2,203.6	1,581.2
Related party debt	$ 322.7	$ 700.0